BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Fair value hierarchy and dividends payable (Details) - CLP ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Transfers into out of Level 1 assets and liabilities	$ 0	$ 0	$ 0
Transfers into out of level 2 assets and liabilities	0	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	$ 0	$ 0	$ 0